UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/09 is included with this Form.

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2009 (Unaudited)

Shares		Value

Common Stocks — 62.6%

Consumer Discretionary — 8.0%
45,000	Aeropostale, Inc. *	$1,956,150
10,000	AutoZone, Inc. *	1,462,200
44,000	BorgWarner, Inc.	1,331,440
16,000	Brink's Home Security Holdings, Inc. *	492,640
39,000	Buckle, Inc. (The)	1,331,460
54,000	Guess?, Inc.	2,000,160
87,000	Johnson Controls, Inc.	2,223,720
83,000	LKQ Corp. *	1,538,820
28,000	Marvel Entertainment, Inc. *	1,389,360
28,000	O'Reilly Automotive, Inc. *	1,011,920
28,000	Phillips-Van Heusen Corp.	1,198,120
2,000	Priceline.com, Inc. *	331,640
8,000	Ross Stores, Inc.	382,160
21,000	Sherwin-Williams Co. (The)	1,263,360
8,000	Sonic Corp. *	88,480
6,700	Strayer Education, Inc.	1,458,456
44,000	TJX Companies, Inc. (The)	1,634,600
55,000	Tupperware Brands Corp.	2,195,600
20,000	Vail Resorts, Inc. *	670,800
29,000	Warnaco Group, Inc. (The) *	1,271,940
38,000	WMS Industries, Inc. *	1,693,280
30,000	Wolverine World Wide, Inc.	745,200
42,000	Yum! Brands, Inc.	1,417,920
		29,089,426

Consumer Staples — 1.9%
16,900	British American Tobacco PLC ADR	1,068,925
15,000	Chattem, Inc. *	996,150
25,000	Church & Dwight Co., Inc.	1,418,500
56,000	Flowers Foods, Inc.	1,472,240
13,500	Green Mountain Coffee Roasters, Inc. *	996,840
30,000	Hormel Foods Corp.	1,065,600
		7,018,255

Energy — 3.2%
66,000	FMC Technologies, Inc. *	3,447,840
64,700	Range Resources Corp.	3,193,592
40,950	Southern Union Co.	851,351
46,000	Tenaris S.A. ADR	1,638,520
58,110	XTO Energy, Inc.	2,401,105
		11,532,408

Financials — 6.2%
6,000	Affiliated Managers Group, Inc. *	$390,060
37,000	AFLAC, Inc.	1,581,380
4,000	Arch Capital Group Ltd. *	270,160
71,535	Banco Bilbao Vizcaya Argentaria, S.A. ADR	1,276,184
56,000	Bank of Hawaii Corp.	2,326,240
12,500	BlackRock, Inc.	2,710,250
36,000	Eaton Vance Corp.	1,007,640
15,000	Franklin Resources, Inc.	1,509,000
8,800	Goldman Sachs Group, Inc. (The)	1,622,280
36,000	Manulife Financial Corp.	753,840
31,872	MetLife, Inc.	1,213,367
3,960	Reinsurance Group of America, Inc.	176,616
36,800	Royal Bank of Canada	1,971,376
32,000	Sun Life Financial, Inc.	999,680
26,000	T. Rowe Price Group, Inc.	1,188,200
11,284	Toronto-Dominion Bank (The)	727,254
46,000	U.S. Bancorp	1,005,560
66,000	Wells Fargo & Co.	1,859,880
		22,588,967

Health Care — 11.8%
9,600	Alcon, Inc.	1,331,232
34,000	Alexion Pharmaceuticals, Inc. *	1,514,360
27,400	Allergan, Inc.	1,555,224
6,000	Amedisys, Inc. *	261,780
13,000	Baxter International, Inc.	741,130
12,000	Cerner Corp. *	897,600
18,500	Charles River Laboratories International, Inc. *	684,130
38,000	Covance, Inc. *	2,057,700
50,000	DENTSPLY International, Inc.	1,727,000
6,000	Edwards Lifesciences Corp. *	419,460
52,000	Express Scripts, Inc. *	4,034,160
50,000	Gilead Sciences, Inc. *	2,329,000
52,000	Henry Schein, Inc. *	2,855,320
46,000	IDEXX Laboratories, Inc. *	2,300,000
54,000	Illumina, Inc. *	2,295,000
9,000	Immucor, Inc. *	159,300
14,000	Intuitive Surgical, Inc. *	3,671,500
19,000	Laboratory Corporation of America Holdings *	1,248,300
13,000	Masimo Corp. *	340,600
31,000	Medco Health Solutions, Inc. *	1,714,610
21,000	Mettler-Toledo International, Inc. *	1,902,390
31,500	Owens & Minor, Inc.	1,425,375
9,300	Techne Corp.	581,715
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,415,680
54,000	Thermo Fisher Scientific, Inc. *	2,358,180
24,200	United Therapeutics Corp. *	1,185,558
21,000	Waters Corp. *	1,173,060
17,000	West Pharmaceutical Services, Inc.	690,370
		42,869,734

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2009 (Unaudited)

Industrials — 16.6%
16,000	Acuity Brands, Inc.	$515,360
15,000	Alliant Techsystems, Inc. *	1,167,750
73,500	AMETEK, Inc.	2,565,885
41,000	Barnes Group, Inc.	700,690
25,000	BE Aerospace, Inc. *	503,500
24,000	Brink's Co. (The)	645,840
41,000	C.H. Robinson Worldwide, Inc.	2,367,750
32,000	Canadian National Railway Co.	1,567,680
34,000	CLARCOR, Inc.	1,066,240
24,400	Cooper Industries PLC Class A	916,708
16,000	Copart, Inc. *	531,360
52,000	Corrections Corp. of America *	1,177,800
46,600	Covanta Holding Corp. *	792,200
34,000	Curtiss-Wright Corp.	1,160,420
19,600	Danaher Corp.	1,319,472
19,000	Dun & Bradstreet Corp. (The)	1,431,080
54,800	EMCOR Group, Inc. *	1,387,536
23,000	Esterline Technologies Corp. *	901,830
16,000	Flowserve Corp.	1,576,640
23,000	FTI Consulting, Inc. *	980,030
4,000	General Cable Corp. *	156,600
22,000	General Dynamics Corp.	1,421,200
63,000	Geo Group, Inc. (The) *	1,270,710
17,000	Graco, Inc.	473,790
52,000	Harsco Corp.	1,841,320
42,000	IDEX Corp.	1,173,900
19,000	IHS, Inc. Class A *	971,470
44,400	Iron Mountain, Inc. *	1,183,704
57,000	ITT Corp.	2,972,550
3,800	John Bean Technologies Corp.	69,046
40,000	Kansas City Southern *	1,059,600
11,000	Kirby Corp. *	405,020
21,000	L-3 Communications Holdings, Inc.	1,686,720
34,000	Lennox International, Inc.	1,228,080
14,000	Lockheed Martin Corp.	1,093,120
9,200	Manitowoc Company, Inc. (The)	87,124
24,000	McDermott International, Inc. *	606,480
25,000	Northrop Grumman Corp.	1,293,750
16,000	Parker Hannifin Corp.	829,440
58,000	Quanta Services, Inc. *	1,283,540
23,500	Raytheon Co.	1,127,295
63,500	Republic Services, Inc.	1,687,195
18,000	Rockwell Collins, Inc.	914,400
36,000	Roper Industries, Inc.	1,835,280
17,000	Shaw Group, Inc. (The) *	545,530
3,000	Snap-on, Inc.	104,280
36,000	Stericycle, Inc. *	1,744,200
17,000	Toro Co. (The)	676,090
36,000	United Technologies Corp.	2,193,480
14,000	URS Corp. *	611,100
13,600	Valmont Industries, Inc.	1,158,448
13,000	W.W. Grainger, Inc.	1,161,680
57,000	Waste Connections, Inc. *	1,645,020
24,000	Woodward Governor Co.	582,240
		60,369,173

Information Technology — 4.1%
48,000	Amphenol Corp. Class A	$1,808,640
12,000	Anixter International, Inc. *	481,320
15,000	ANSYS, Inc. *	562,050
7,000	Blackboard, Inc. *	264,460
58,000	Cognizant Technology Solutions Corp. Class A *	2,242,280
24,000	CommScope, Inc. *	718,320
22,000	Concur Technologies, Inc. *	874,720
31,400	Dolby Laboratories, Inc. Class A *	1,199,166
18,800	Equinix, Inc. *	1,729,600
21,000	FactSet Research Systems, Inc.	1,391,040
8,000	Global Payments, Inc.	373,600
7,000	Itron, Inc. *	448,980
23,000	Nuance Communications, Inc. *	344,080
18,400	Salesforce.com, Inc. *	1,047,512
36,000	Sybase, Inc. *	1,400,400
6,000	Teradata Corp. *	165,120
		15,051,288

Materials — 5.7%
17,000	Air Products & Chemicals, Inc.	1,318,860
19,000	Airgas, Inc.	919,030
32,200	Albemarle Corp.	1,114,120
30,000	AptarGroup, Inc.	1,120,800
14,000	Ball Corp.	688,800
27,500	Celanese Corp. Series A	687,500
40,000	Cliffs Natural Resources, Inc.	1,294,400
29,000	Crown Holdings, Inc. *	788,800
65,000	Ecolab, Inc.	3,004,950
22,000	FMC Corp.	1,237,500
19,000	Greif, Inc. Class A	1,045,950
23,500	Lubrizol Corp. (The)	1,679,310
6,000	NewMarket Corp.	558,240
32,000	Praxair, Inc.	2,614,080
48,400	Sigma-Aldrich Corp.	2,612,632
		20,684,972

Telecommunication Services — 2.1%
46,000	American Tower Corp. Class A *	1,674,400
52,000	Crown Castle International Corp. *	1,630,720
14,000	Millicom International Cellular S.A. *	1,018,360
44,000	SBA Communications Corp. Class A *	1,189,320
12,300	Telefonica S.A. ADR	1,019,793
38,000	TW Telecom, Inc. *	511,100
25,000	Vimpel-Communications ADR *	467,500
		7,511,193

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2009 (Unaudited)

Utilities — 3.0%
48,000	Energen Corp.	$2,068,800
18,000	Entergy Corp.	1,437,480
62,000	EQT Corp.	2,641,200
21,000	FirstEnergy Corp.	960,120
20,600	ITC Holdings Corp.	936,270
33,000	Sempra Energy	1,643,730
3,000	South Jersey Industries, Inc.	105,900
25,000	Wisconsin Energy Corp.	1,129,250
		10,922,750
	Total Common Stocks (Cost $176,033,348)	227,638,166

Principal Amount		Value

U.S. Government Agency Obligations — 13.3%
$4,000,000	Federal Home Loan Bank, 1.38%, 5/16/11	4,037,732
7,000,000	Federal Home Loan Bank, 2.00%, 7/27/12	7,025,137
4,000,000	Federal Home Loan Mortgage Corp., 2.25%, 7/16/12	4,027,576
2,770,003	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13	2,833,699
300,259	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	317,782
86,380	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	91,070
140,932	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	148,584
412,214	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	434,596
582,366	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	611,776
5,097,102	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	5,278,403
2,478,412	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	2,595,374
1,975,200	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	2,053,787
4,000,000	Federal National Mortgage Association, 2.05%, 7/30/12	4,018,272
1,918,881	Federal National Mortgage Association, 5.00%, 11/1/34	1,990,320
1,319,382	Government National Mortgage Association, 5.50%, 1/15/36	1,389,062
11,128,233	Government National Mortgage Association, 5.50%, 8/20/37	11,718,694
	Total U.S. Government Agency Obligations (1) (Cost $47,293,286)	48,571,864

Corporate Bonds & Notes — 3.2%

Communications — 0.6%
2,000,000	BellSouth Corp., 5.20%, 9/15/14	2,165,374

		2,165,374
Financial — 2.0%
$3,000,000	General Electric Capital Corp., 5.20%, 2/1/11	$3,116,328
6,000,000	SLM Corp., 0.0%, 4/1/14 (2)	3,969,780
		7,086,108
Technology — 0.6%
2,000,000	Hewlett-Packard Co., Global Notes, 6.13%, 3/1/14	2,251,668

		2,251,668
	Total Corporate Bonds & Notes (1) (Cost $12,896,174)	11,503,150

U.S. Treasury Obligations — 3.5%

4,000,000	U.S. Treasury Notes, 1.13%, 6/30/11	4,023,124
3,517,770	U.S. Treasury Notes, 1.88%, 7/15/13 (3)	3,638,693
4,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	5,080,000

	Total U.S. Treasury Obligations (1) (Cost $11,443,204)	12,741,817

	Total Investment Securities (4) — 82.6% (Cost $247,666,012)	$300,454,997

Short-Term Investments — 17.3%

U.S. Government Agency Obligations — 15.1%
55,000,000	Federal Home Loan Bank Discount Notes, 0.10%, 11/27/09 (5)	54,991,292

Repurchase Agreements (6) — 2.2%
8,100,000	With Morgan Stanley, 0.01%, dated 9/30/09, due 10/1/09, delivery value $ 8,100,002 (collateralized by $8,230,000 U.S. Treasury Notes 1.3750%, due 03/15/12, with a value of $8,275,839)	8,100,000

	Total Short-Term Investments (1) (Cost $63,091,292)	63,091,292

Cash And Other Assets In Excess Of Liabilities —(0.1%)		248,764

Net Assets (7) —100.0%		$363,795,053

Net Asset Value Per Outstanding Share ($363,795,053 ÷ 24,027,366 shares outstanding )		$15.14

*	Non-income producing.
(1)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(2)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(3)	Treasury Inflation-Protection Security (TIPS)
(4)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(5)	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
(6)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(7)
For federal income tax purposes, the aggregate cost was $310,757,304, aggregate gross unrealized appreciation was $65,323,185, aggregate gross unrealized depreciation was $12,534,200 and the net unrealized appreciation was $52,788,985.

ADR	American Depositary Receipt.

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$227,638,166	$0	$0	$227,638,166
U.S. Government Agency Obligations	0	48,571,864	0	48,571,864
Corporate Bonds & Notes	0	11,503,150	0	11,503,150
U.S. Treasury Obligations	0	12,741,817	0	12,741,817
Short-Term Investments	0	63,091,292	0	63,091,292

Total Investments in Securities	$227,638,166	$135,908,123	$0	$363,546,289

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2009